Schedule of Investments (unaudited)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31 (Call 12/01/30)	$214	$180,364
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	379	328,699
		509,063
Aerospace & Defense — 1.9%
Boeing Co. (The), 3.63%, 02/01/31 (Call 11/01/30)	620	569,284
General Dynamics Corp., 2.25%, 06/01/31 (Call 03/01/31)	282	255,204
L3Harris Technologies Inc., 1.80%, 01/15/31 (Call 10/15/30)	346	285,561
Raytheon Technologies Corp., 1.90%, 09/01/31 (Call 06/01/31)	398	339,987
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	377	323,421
		1,773,457
Agriculture — 0.6%
BAT Capital Corp., 2.73%, 03/25/31 (Call 12/25/30)	520	423,602
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	216	186,188
		609,790
Airlines — 0.2%
United Airlines Pass Through Trust, Series 2019, Class AA, 4.15%, 02/25/33	163	151,844

Auto Manufacturers — 2.3%
American Honda Finance Corp., 1.80%, 01/13/31	255	217,642
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	385	309,775
2.70%, 06/10/31 (Call 03/10/31)	433	354,527
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	604	787,761
Toyota Motor Corp., 2.36%, 03/25/31 (Call 12/25/30)(a)	152	137,358
Toyota Motor Credit Corp.
1.65%, 01/10/31	175	148,194
1.90%, 09/12/31	308	263,168
		2,218,425
Banks — 3.5%
Banco Santander SA, 2.96%, 03/25/31	210	178,269
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	225	188,033
1.80%, 07/28/31 (Call 04/28/31)(a)	215	180,490
Bank of Nova Scotia (The), 2.15%, 08/01/31(a)	275	233,008
Mizuho Financial Group Inc., 2.56%, 09/13/31	445	366,569
Royal Bank of Canada, 2.30%, 11/03/31	605	520,820
State Street Corp., 2.20%, 03/03/31	345	295,375
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	145	116,423
2.22%, 09/17/31(a)	440	365,160
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	220	172,927
Toronto-Dominion Bank (The), 2.00%, 09/10/31	370	311,596
Westpac Banking Corp., 2.15%, 06/03/31	451	392,293
		3,320,963
Beverages — 2.2%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31 (Call 10/23/30)	349	373,681
Coca-Cola Co. (The)
1.38%, 03/15/31	549	468,297
2.00%, 03/05/31	222	199,691
Constellation Brands Inc., 2.25%, 08/01/31 (Call 05/01/31)	322	273,571
Keurig Dr Pepper Inc., 2.25%, 03/15/31 (Call 12/15/30)	175	151,046

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	$205	$176,058
1.95%, 10/21/31 (Call 07/21/31)	520	462,109
		2,104,453
Biotechnology — 0.9%
Amgen Inc., 2.30%, 02/25/31 (Call 11/25/30)	485	432,213
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	263	221,698
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	270	223,160
		877,071
Building Materials — 1.4%
Carrier Global Corp., 2.70%, 02/15/31 (Call 11/15/30)	348	307,956
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	353	286,445
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)(a)	280	232,179
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	295	250,154
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	275	223,349
		1,300,083
Chemicals — 0.6%
Ecolab Inc., 1.30%, 01/30/31 (Call 10/30/30)	264	220,432
Huntsman International LLC, 2.95%, 06/15/31 (Call 03/15/31)	210	178,323
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	192	161,958
		560,713
Commercial Services — 0.9%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)(a)	362	302,259
Global Payments Inc., 2.90%, 11/15/31 (Call 08/15/31)	338	284,407
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	155	120,483
Moody’s Corp., 2.00%, 08/19/31 (Call 05/19/31)(a)	203	172,826
		879,975
Computers — 2.7%
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	964	846,257
1.70%, 08/05/31 (Call 05/05/31)(a)	568	499,084
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	180	148,561
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	257	214,058
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	420	348,344
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)(b)	249	186,055
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)(a)	360	297,526
		2,539,885
Cosmetics & Personal Care — 1.0%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31 (Call 12/15/30)	340	299,234
Procter & Gamble Co. (The), 1.95%, 04/23/31	357	323,567
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	355	305,318
		928,119
Diversified Financial Services — 5.0%
Ally Financial Inc., 8.00%, 11/01/31	999	1,129,683
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)(a)	280	247,257
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	327	274,716
1.95%, 12/01/31 (Call 09/01/31)(a)	400	340,012
2.30%, 05/13/31 (Call 02/13/31)	340	299,822
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	450	362,974
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	272	242,782
2.00%, 11/18/31 (Call 08/18/31)	324	286,753
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	345	284,949
Nomura Holdings Inc., 2.61%, 07/14/31	455	373,637
ORIX Corp., 2.25%, 03/09/31(a)	197	170,048

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)(a)	$317	$250,810
Visa Inc., 1.10%, 02/15/31 (Call 11/15/30)(a)	457	382,212
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	154	130,035
		4,775,690
Electric — 9.5%
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	435	367,853
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	215	204,431
Appalachian Power Co., Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	263	233,670
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	235	197,240
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	165	147,447
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	265	234,538
Berkshire Hathaway Energy Co., 1.65%, 05/15/31 (Call 02/15/31)	175	147,245
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31 (Call 01/01/31)	140	126,195
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	265	235,227
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	119	104,810
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)(a)	458	411,202
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	480	414,413
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)	71	62,944
DTE Electric Co., Series C, 2.63%, 03/01/31 (Call 12/01/30)	224	206,754
Duke Energy Carolinas LLC, 2.55%, 04/15/31 (Call 01/15/31)	245	223,234
Duke Energy Corp., 2.55%, 06/15/31 (Call 03/15/31)	424	371,488
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	355	316,518
Duke Energy Progress LLC, 2.00%, 08/15/31 (Call 05/15/31)	290	251,413
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	250	214,777
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	315	266,046
Entergy Louisiana LLC, 3.05%, 06/01/31 (Call 03/01/31)	185	172,204
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	110	92,241
Eversource Energy, 2.55%, 03/15/31 (Call 12/15/30)	116	102,233
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	79	63,323
1.65%, 06/15/31 (Call 03/15/31)	155	128,627
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	85	76,968
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	240	207,847
Ohio Power Co., Series Q, 1.63%, 01/15/31 (Call 10/15/30)	140	116,907
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	740	591,378
3.25%, 06/01/31 (Call 03/01/31)	430	360,568
PacifiCorp., 7.70%, 11/15/31(a)	130	163,024
Progress Energy Inc.
7.00%, 10/30/31	150	173,823
7.75%, 03/01/31	150	180,827
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	305	264,944
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	115	100,356
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	125	110,560
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	84	72,589
Public Service Electric & Gas Co., 1.90%, 08/15/31 (Call 05/15/31)(a)	85	74,209
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	403	352,049
Southern California Edison Co., Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	258	224,181

Security	Par (000)	Value

Electric (continued)
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	$190	$170,732
Virginia Electric & Power Co., 2.30%, 11/15/31 (Call 08/15/31)	280	248,682
Wisconsin Power and Light Co., 1.95%, 09/16/31 (Call 06/16/31)	90	77,143
Xcel Energy Inc., 2.35%, 11/15/31 (Call 05/15/31)	188	162,238
		9,025,098
Electronics — 2.0%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	395	338,002
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	310	265,772
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	140	117,606
Honeywell International Inc., 1.75%, 09/01/31 (Call 06/01/31)	495	429,353
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)	120	104,275
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	270	234,230
TD SYNNEX Corp., 2.65%, 08/09/31	168	138,845
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	280	221,262
		1,849,345
Environmental Control — 0.4%
Republic Services Inc., 1.45%, 02/15/31 (Call 11/15/30)(a)	123	101,493
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	312	260,642
		362,135
Food — 1.9%
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	180	152,903
General Mills Inc., 2.25%, 10/14/31 (Call 07/14/31)(a)	272	235,046
Kellogg Co., Series B, 7.45%, 04/01/31	301	357,040
Kraft Heinz Foods Co., 4.25%, 03/01/31 (Call 12/01/30)	170	168,072
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	255	211,731
7.50%, 04/01/31	135	165,980
McCormick & Co. Inc./MD, 1.85%, 02/15/31 (Call 11/15/30)	180	149,710
Mondelez International Inc., 1.50%, 02/04/31 (Call 11/04/30)	167	137,032
Sysco Corp., 2.45%, 12/14/31 (Call 09/14/31)	229	199,869
		1,777,383
Forest Products & Paper — 0.6%
Georgia-Pacific LLC, 8.88%, 05/15/31	160	213,272
Suzano Austria GmbH, 3.75%, 01/15/31 (Call 10/15/30)	375	328,189
		541,461
Gas — 1.0%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	286	238,473
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)(a)	250	209,697
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	245	200,160
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31 (Call 12/15/30)	165	144,773
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	235	193,198
		986,301
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	137	112,182

Health Care - Products — 1.7%
Baxter International Inc., 1.73%, 04/01/31 (Call 01/01/31)	210	172,036
PerkinElmer Inc.
2.25%, 09/15/31 (Call 06/15/31)	240	199,870
2.55%, 03/15/31 (Call 12/15/30)	175	148,661
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	305	267,558
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)	543	482,542
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	354	302,872
		1,573,539

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 2.0%
Banner Health, 1.90%, 01/01/31 (Call 07/01/30)	$35	$29,814
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	197	167,594
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	79	69,692
Elevance Health Inc., 2.55%, 03/15/31 (Call 12/15/30)	442	396,655
HCA Inc., 2.38%, 07/15/31 (Call 04/15/31)	390	322,577
Laboratory Corp. of America Holdings, 2.70%, 06/01/31 (Call 03/01/31)	158	140,002
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	65	54,650
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	135	119,849
Quest Diagnostics Inc., 2.80%, 06/30/31 (Call 03/30/31)	279	249,133
UnitedHealth Group Inc., 2.30%, 05/15/31 (Call 02/15/31)	404	366,210
		1,916,176
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	290	228,529

Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31 (Call 07/15/30)	150	111,374

Home Furnishings — 0.2%
Whirlpool Corp., 2.40%, 05/15/31 (Call 02/15/31)	165	141,925

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.30%, 12/15/31 (Call 09/15/31)	201	177,153
Kimberly-Clark Corp., 2.00%, 11/02/31 (Call 08/02/31)	250	219,993
		397,146
Insurance — 3.0%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	104	87,060
2.60%, 12/02/31 (Call 09/02/31)	270	235,748
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	163	137,505
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	215	193,208
Athene Holding Ltd., 3.50%, 01/15/31 (Call 10/15/30)	221	193,479
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	300	246,855
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	210	168,800
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	263	234,175
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	193	158,003
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	275	217,283
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(b)	189	153,474
Lincoln National Corp., 3.40%, 01/15/31 (Call 10/15/30)	222	204,362
Marsh & McLennan Companies Inc., 2.38%, 12/15/31 (Call 09/15/31)	205	179,732
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	252	217,834
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	218	185,825
		2,813,343
Internet — 2.5%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	420	355,081
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	1,035	932,701
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	245	205,883
eBay Inc., 2.60%, 05/10/31 (Call 02/10/31)	315	271,322
Expedia Group Inc., 2.95%, 03/15/31 (Call 12/15/30)	404	333,260
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	319	272,183
		2,370,430
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	207	184,381

Security	Par (000)	Value

Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)(a)	$249	$191,391

Lodging — 0.6%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	210	189,346
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31 (Call 01/15/31)	415	355,755
		545,101
Machinery — 1.3%
Caterpillar Inc., 1.90%, 03/12/31 (Call 12/12/30)	107	94,901
Deere & Co., 7.13%, 03/03/31	100	124,344
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	170	146,730
John Deere Capital Corp.
1.45%, 01/15/31	235	200,234
2.00%, 06/17/31	250	221,543
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	134	109,747
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)	200	171,374
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)(a)	242	208,219
		1,277,092
Manufacturing — 0.2%
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)	267	226,202

Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31 (Call 01/01/31)	663	560,036
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	737	618,240
1.95%, 01/15/31 (Call 10/15/30)	645	558,641
Paramount Global, 4.95%, 01/15/31 (Call 10/15/30)	516	505,556
Walt Disney Co. (The), 2.65%, 01/13/31	1,045	961,619
		3,204,092
Mining — 0.4%
Rio Tinto Alcan Inc., 7.25%, 03/15/31	185	226,161
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	215	176,055
		402,216
Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	455	387,892

Oil & Gas — 2.9%
Burlington Resources LLC
7.20%, 08/15/31	172	209,214
7.40%, 12/01/31	175	217,791
Conoco Funding Co., 7.25%, 10/15/31	170	206,530
Devon Energy Corp., 7.88%, 09/30/31	265	316,116
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)(a)	309	279,874
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	240	211,447
Hess Corp., 7.30%, 08/15/31	295	339,418
Ovintiv Inc.
7.20%, 11/01/31	162	179,125
7.38%, 11/01/31	203	228,196
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	426	364,285
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)(a)	265	231,610
		2,783,606
Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	305	261,641
WestRock MWV LLC, 7.95%, 02/15/31	71	86,347
		347,988

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 3.4%
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	$320	$284,487
Astrazeneca Finance LLC, 2.25%, 05/28/31 (Call 02/28/31)	387	352,019
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	333	283,153
Cigna Corp., 2.38%, 03/15/31 (Call 12/15/30)	612	540,818
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	602	503,977
2.13%, 09/15/31 (Call 06/15/31)	223	189,630
Merck & Co. Inc., 2.15%, 12/10/31 (Call 09/10/31)	758	678,478
Pfizer Inc., 1.75%, 08/18/31 (Call 05/18/31)	411	359,136
		3,191,698
Pipelines — 2.5%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	255	225,119
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	69	78,986
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	275	227,804
7.80%, 08/01/31	237	282,902
ONEOK Inc., 6.35%, 01/15/31 (Call 10/15/30)	281	301,412
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31 (Call 02/01/26)	420	397,148
TransCanada PipeLines Ltd., 2.50%, 10/12/31 (Call 07/12/31)	421	362,944
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	507	440,203
Series A, 7.50%, 01/15/31	5	5,894
		2,322,412
Real Estate — 0.4%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	265	219,356
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	144	114,875
		334,231
Real Estate Investment Trusts — 11.7%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	290	266,182
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	245	214,152
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31 (Call 10/30/30)	192	193,377
American Homes 4 Rent LP, 2.38%, 07/15/31 (Call 04/15/31)(a)	130	107,267
American Tower Corp.
2.30%, 09/15/31 (Call 06/15/31)	290	240,996
2.70%, 04/15/31 (Call 01/15/31)	287	248,307
AvalonBay Communities Inc., 2.45%, 01/15/31 (Call 10/17/30)	200	178,128
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	415	368,395
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	225	181,305
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	157	128,917
Corporate Office Properties LP, 2.75%, 04/15/31 (Call 01/15/31)	292	239,437
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	406	338,604
2.25%, 01/15/31 (Call 10/15/30)(a)	455	384,884
2.50%, 07/15/31 (Call 04/15/31)(a)	325	278,291
CubeSmart LP, 2.00%, 02/15/31 (Call 11/15/30)	210	171,961
Duke Realty LP, 1.75%, 02/01/31 (Call 11/01/30)	110	91,803
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	196	161,261
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	450	385,969
ERP Operating LP, 1.85%, 08/01/31 (Call 05/01/31)	200	168,726
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	75	60,392
2.55%, 06/15/31 (Call 03/15/31)	80	68,961
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	190	161,158

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31 (Call 10/15/30)	$326	$291,085
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	295	238,130
2.05%, 03/15/31	60	48,382
Healthpeak Properties Inc., 2.88%, 01/15/31 (Call 10/15/30)	190	169,524
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	100	83,429
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31 (Call 09/15/31)	220	176,354
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	203	159,483
Kimco Realty Corp., 2.25%, 12/01/31 (Call 09/01/31)	195	162,421
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	213	176,194
LXP Industrial Trust, 2.38%, 10/01/31 (Call 07/01/31)	195	155,165
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)(a)	200	163,408
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	165	127,500
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	185	131,861
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	285	237,305
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	187	148,759
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	202	168,442
Prologis LP, 1.63%, 03/15/31 (Call 12/15/30)	212	177,826
Public Storage
2.25%, 11/09/31 (Call 08/09/31)	267	232,202
2.30%, 05/01/31 (Call 02/01/31)	225	197,995
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	246	211,703
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	365	341,348
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	155	127,043
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)(a)	355	292,051
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	205	170,460
Simon Property Group LP, 2.20%, 02/01/31 (Call 11/01/30)	341	287,081
Spirit Realty LP, 3.20%, 02/15/31 (Call 11/15/30)	206	177,102
STORE Capital Corp., 2.70%, 12/01/31 (Call 09/01/31)	187	153,951
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	302	252,055
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	200	158,218
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)	155	136,434
Ventas Realty LP, 2.50%, 09/01/31 (Call 06/01/31)	190	161,415
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)	135	114,584
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	220	191,325
2.80%, 06/01/31 (Call 03/01/31)	280	243,872
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	185	155,493
		11,058,073
Retail — 2.9%
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	231	182,961
AutoZone Inc., 1.65%, 01/15/31 (Call 10/15/30)	306	250,712
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)	290	251,036
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	452	381,416
1.88%, 09/15/31 (Call 06/15/31)	487	424,523
Kohl’s Corp., 3.38%, 05/01/31 (Call 02/01/31)(a)	224	168,724
Lowe’s Companies Inc., 2.63%, 04/01/31 (Call 01/01/31)	642	573,929
O’Reilly Automotive Inc., 1.75%, 03/15/31 (Call 12/15/30)(a)	132	108,897
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)(a)	190	158,112
TJX Companies Inc. (The), 1.60%, 05/15/31 (Call 02/15/31)	270	226,975
		2,727,285

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 3.7%
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)(a)	$395	$351,281
Broadcom Inc., 2.45%, 02/15/31 (Call 11/15/30)(b)	985	823,361
Intel Corp., 2.00%, 08/12/31 (Call 05/12/31)	538	470,233
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	340	293,978
NVIDIA Corp., 2.00%, 06/15/31 (Call 03/15/31)(a)	449	399,808
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31 (Call 02/11/31)	357	301,237
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	230	193,964
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	263	233,347
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	465	408,302
		3,475,511
Software — 4.0%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	425	364,501
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	465	405,001
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	325	274,232
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)(a)	450	380,578
Oracle Corp., 2.88%, 03/25/31 (Call 12/25/30)	1,206	1,038,933
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	375	305,479
salesforce.com Inc., 1.95%, 07/15/31 (Call 04/15/31)	610	542,729
VMware Inc., 2.20%, 08/15/31 (Call 05/15/31)	581	472,975
		3,784,428
Telecommunications — 7.6%
AT&T Inc., 2.75%, 06/01/31 (Call 03/01/31)	1,216	1,089,803
Motorola Solutions Inc., 2.75%, 05/24/31 (Call 02/24/31)	374	313,520
Orange SA, 9.00%, 03/01/31(a)	1,006	1,325,717
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	480	404,731
2.55%, 02/15/31 (Call 11/15/30)	1,005	876,521
2.88%, 02/15/31 (Call 02/15/26)	400	353,924
3.50%, 04/15/31 (Call 04/15/26)	600	554,772
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	945	789,850
2.55%, 03/21/31 (Call 12/21/30)	1,723	1,531,954
		7,240,792
Transportation — 2.5%
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	485	435,767
7.13%, 10/15/31	205	246,972

Security	Par/ Shares (000)	Value

Transportation (continued)
FedEx Corp., 2.40%, 05/15/31 (Call 02/15/31)	$345	$302,817
Norfolk Southern Corp., 2.30%, 05/15/31 (Call 02/15/31)	320	286,979
Union Pacific Corp., 2.38%, 05/20/31 (Call 02/20/31)	410	371,735
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)(a)	854	756,695
		2,400,965
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31 (Call 03/01/31)	160	127,822

Water — 0.4%
American Water Capital Corp., 2.30%, 06/01/31 (Call 03/01/31)(a)	215	189,867
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	168	144,021
		333,888

Total Long-Term Investments — 98.5%
(Cost: $97,245,194)		93,302,964

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	7,762	7,761,228
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	400	400,000

Total Short-Term Securities — 8.6%
(Cost: $8,160,781)		8,161,228

Total Investments in Securities — 107.1%
(Cost: $105,405,975)		101,464,192

Liabilities in Excess of Other Assets — (7.1)%		(6,683,934)

Net Assets — 100.0%		$94,780,258

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,152,311	$6,610,141	(a)	$—	$(1,671)	$447	$7,761,228	7,762	$4,985	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	400,000	(a)	—	—	—	400,000	400	989		—
					$(1,671)	$447	$8,161,228		$5,974		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$93,302,964	$—	$93,302,964
Money Market Funds	8,161,228	—	—	8,161,228
	$8,161,228	$93,302,964	$—	$101,464,192